Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Prepaid Expenses and Other Current Assets [Abstract]
Prepayment for share repurchase (i)	[1]	$ 173,011	$ 104,201
Prepaid expenses and other receivables		42,201	46,266
Advance to suppliers		88,513	34,238
Prepayment related to investments (ii)	[2]	47,763	29,704
Deferred issuance cost of Convertible Senior Notes		21,687	0
Interest receivable		6,175	5,314
Receivables related to share options (iii)	[3]	3,102	1,473
Prepaid expenses and other current assets		$ 382,452	$ 221,196

[1]	The board of directors of the Group approved a $200,000 share repurchase program in October 2014. This program was completed in February 2015. In March 2015, the Group authorized the repurchase of up to additional $200,000 of the Company's American Depositary Shares. The Group prepaid $104,201 and $173,011 for the repurchase of shares as of December 31, 2014 and 2015, respectively.
[2]	The Group made several payments to establish new companies with other independent third parties. The prepayments will be recorded as long-term investments when the investees are legally established.
[3]	Amount represents the exercise cost to be received by the Group from a trading institution after the Group's employees exercised their stock options through such institution.